Revenue recognition and operating segments - Other segment items included in the consolidated income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments
Amortisation and impairment of intangible assets, Total	£ 199	£ 175	£ 118
Amortisation and impairment of intangible assets, Tax effect	(43)	(44)	(25)
Amortisation and impairment of intangible assets, Total after tax effect	156	131	93
Operating segments | North America
Disclosure of operating segments
Amortisation and impairment of intangible assets, Total	114	118	59
Operating segments | International
Disclosure of operating segments
Amortisation and impairment of intangible assets, Total	75	49	53
Operating segments | Europe
Disclosure of operating segments
Amortisation and impairment of intangible assets, Total	39	24	29
Operating segments | UK & Sub-Saharan Africa
Disclosure of operating segments
Amortisation and impairment of intangible assets, Total	6	8
Operating segments | Asia & MENAT
Disclosure of operating segments
Amortisation and impairment of intangible assets, Total	22	11	20
Operating segments | Pacific
Disclosure of operating segments
Amortisation and impairment of intangible assets, Total	8	6	4
Central and regional overheads
Disclosure of operating segments
Amortisation and impairment of intangible assets, Total	£ 10	£ 8	£ 6